UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23857

First Trust Hedged Strategies Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Stockholders is attached herewith.

First Trust
Capital Management

FIRST TRUST HEDGED STRATEGIES FUND

Class A Shares – HDGAX

Class I Shares – HFLEX

Semi-Annual Report

September 30, 2025

(Unaudited)

First Trust Capital Management L.P. | 225 W. Wacker Dr. | Suite 2160 | Chicago, IL 60606 | P: 773.828.6700

First Trust Hedged Strategies Fund
This report and the financial statements contained herein are provided for the general information of the shareholders of the First Trust Hedged Strategies Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

First Trust Hedged Strategies Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2025 (Unaudited)

Number of Shares	Cost		Value
		PRIVATE INVESTMENT VEHICLES – 96.3%
		INVESTMENT PARTNERSHIPS – 96.3%
N/A1	$3,000,000	Acer Tree Credit Opportunities Partners LP*,2	$ 3,098,617
N/A1	1,500,000	Cartenna Partners LP*,2	1,613,849
N/A1	3,081,531	Dorsal Capital Partners LP*,2	3,967,576
N/A1	3,910,352	DSC Meridian Credit Opportunities Onshore Fund LP*,2	5,286,224
N/A1	4,500,000	Eisler Capital Multi Strategy Fund Ltd.*,2	4,735,827
N/A1	4,113,818	Linden Investors LP*,2	5,662,246
N/A1	3,750,000	Old Orchard Credit Fund Ltd.*,2	4,267,121
N/A1	2,532,236	Point72 Capital, L.P.*,2	3,446,413
N/A1	3,106,309	Prana Absolute Return Fund LP*,2	3,953,022
N/A1	1,979,792	RA Capital Healthcare Fund, LP*,2	3,012,293
N/A1	1,418,742	RiverNorth Capital Partners, L.P.*,2	1,749,007
N/A1	1,653,764	RiverNorth Inst. Partners, L.P.*,2	2,028,671
N/A1	3,709,797	Sachem Head LP*,2	5,961,244
N/A1	1,000,000	Schonfeld Strategic Partners Fund, LLC*,2	1,050,188
N/A1	3,285,477	Sofinnova BioEquities LP*,2	3,568,768
N/A1	4,542,027	Walleye Opportunities Fund LP*,2	5,834,211
		TOTAL PRIVATE INVESTMENT VEHICLES (Cost $47,083,845)	59,235,277
		SHORT-TERM INVESTMENTS – 3.3%
2,044,226		UMB Bank Money Market Special II Deposit Investment, 3.94%3	2,044,226
		TOTAL SHORT-TERM INVESTMENTS (Cost $2,044,226)	2,044,226
		TOTAL INVESTMENTS – 99.6% (Cost $49,128,071)	61,279,503
		Other Assets in Excess of Liabilities – 0.4%	223,826
		TOTAL NET ASSETS – 100.0%	$61,503,329
LP – Limited Partnership
* Non-income producing security.
1 Investment does not issue shares.
2 The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy table located in Note 8.
3 The rate is the annualized seven-day yield at period end.
See accompanying Notes to Financial Statements.

First Trust Hedged Strategies Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Securities With Restrictions on Redemptions	Redemptions Permitted	Redemption Notice Period	Cost	Fair Value	Original Acquisition Date
Acer Tree Credit Opportunities Partners LP1	Quarterly	45 Days	$3,000,000	$3,098,617	2/1/2025
Cartenna Partners LP1	Quarterly	45 Days	1,500,000	1,613,849	3/1/2025
Dorsal Capital Partners LP1	Quarterly	45 Days	3,081,531	3,967,576	7/3/2023
DSC Meridian Credit Opportunities Onshore Fund LP1	Quarterly2	65 Days	3,910,352	5,286,224	7/3/2023
Eisler Capital Multi Strategy Fund Ltd.1	Quarterly2	65 Days	4,500,000	4,735,827	7/3/2023
Linden Investors LP1	Quarterly2	65 Days	4,113,818	5,662,246	7/3/2023
Old Orchard Credit Fund Ltd.1	Quarterly2	65 Days	3,750,000	4,267,121	9/1/2023
Point72 Capital, L.P.1	Quarterly2	45 Days	2,532,236	3,446,413	8/1/2023
Prana Absolute Return Fund LP1	Quarterly	50 Days	3,106,309	3,953,022	7/3/2023
RA Capital Healthcare Fund, LP1	Quarterly3	95 Days	1,979,792	3,012,293	7/3/2023
RiverNorth Capital Partners, L.P.1	Quarterly3	65 Days	1,418,742	1,749,007	7/3/2023
RiverNorth Inst. Partners, L.P.1	Monthly3	65 Days	1,653,764	2,028,671	7/3/2023
Sachem Head LP1	Quarterly2	70 Days	3,709,797	5,961,244	7/3/2023
Schonfeld Strategic Partners Fund, LLC1	Quarterly4	45 Days	1,000,000	1,050,188	4/1/2025
Sofinnova BioEquities LP1	Quarterly	65 Days	3,285,477	3,568,768	7/3/2023
Walleye Opportunities Fund LP1	Monthly2	30 Days	4,542,027	5,834,211	7/3/2023
Totals:			$47,083,845	$59,235,277

1 Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
2 The Underlying Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Underlying Fund.
3 The Underlying Fund can institute a gate provision on redemptions at the fund level of 10 – 25% of the fair value of the investment in the Underlying Fund.
4 The Underlying Fund can institute a gate provision on redemptions at the investor level of 12.5% of the fair value of the investment in the Underlying Fund.

See accompanying Notes to Financial Statements.

First Trust Hedged Strategies Fund
PORTFOLIO COMPOSITION
As of September 30, 2025 (Unaudited)

Country of Investment	Value	Percent of Total Net Assets
United States	$61,279,503	99.6%
Total Investments	61,279,503	99.6%
Other Assets in Excess of Liabilities	223,826	0.4%
Total Net Assets	$61,503,329	100.0%
See accompanying Notes to Financial Statements.

First Trust Hedged Strategies Fund
SUMMARY OF INVESTMENTS
As of September 30, 2025 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Private Investment Vehicles	96.3%
Short-Term Investments	3.3%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

First Trust Hedged Strategies Fund
STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2025 (Unaudited)

Assets:
Investments, at fair value (cost $49,128,071)	$61,279,503
Receivables:
Redemptions from private investment vehicles	422,135
Dividends and interest	5,806
Prepaid expenses	96,684
Total assets	61,804,128
Liabilities:
Payables:
Distribution fees – Class I (Note 3)	135,366
Tax service fees	32,863
Shareholder reporting fees	30,583
Audit fees	26,023
Legal fees	22,809
Investment Management Fees	18,043
Pricing expense	16,999
Fund services expense	10,498
Interest payable	2,014
Chief Compliance Officer fees	363
Distribution fees – Class A (Note 3)	153
Accrued other expenses	5,085
Total liabilities	300,799
Net Assets	$61,503,329
Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$61,212,141
Total distributable earnings (accumulated deficit)	291,188
Net Assets	$61,503,329
Class A Shares:
Net assets applicable to shares outstanding	$16,083
Shares of beneficial interest issued and outstanding	1,362
Redemption price per share	$11.81
Maximum sales charge (4.50% of offering price)	$0.56
Maximum offering price to public	$12.37
Class I Shares:
Net assets applicable to shares outstanding	$61,487,246
Shares of beneficial interest issued and outstanding	5,155,908
Net asset value, offering and redemption price per share	$11.93
See accompanying Notes to Financial Statements.

First Trust Hedged Strategies Fund
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2025 (Unaudited)

Investment Income:
Interest	$23,662
Total investment income	23,662
Expenses:
Investment Management Fees	307,284
Legal fees	79,513
Distribution fees (Note 3)	73,219
Shareholder reporting fees	33,867
Trustees’ fees and expenses	31,591
Fund services expense	30,503
Audit fees	28,852
Registration fees	19,945
Tax services	15,341
Interest expense (Note 9)	15,053
Pricing expense	15,025
Chief Compliance Officer fees	13,836
Insurance fees	2,742
SEC fees	700
Miscellaneous	61,885
Total expenses	729,356
Investment Management Fees waived	(216,739)
Net expenses	512,617
Net investment income (loss)	(488,955)
Realized and Unrealized Gain:
Net realized gain (loss) on investments	144,519
Net change in unrealized appreciation/depreciation on investments	4,315,503
Net realized and unrealized gain (loss) on investments	4,460,022
Net Increase (Decrease) in Net Assets from Operations	$3,971,067
See accompanying Notes to Financial Statements.

First Trust Hedged Strategies Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
Increase (Decrease) in Net Assets From:
Operations:
Net investment gain (loss)	$(488,955)	$(853,101)
Net realized gain (loss) on investments	144,519	687,639
Net change in unrealized appreciation/depreciation on investments	4,315,503	3,407,755
Net increase (decrease) in net assets from operations	3,971,067	3,242,293
Distributions to Shareholders	—	(908,205)
Total distributions to shareholders	—	(908,205)
Capital Transactions:
Net proceeds from shares sold:
Class A	3,490	10,104
Class I	3,067,591	11,414,950
Reinvestment of distributions:
Class A	—	16
Class I	—	16,543
Cost of shares repurchased:
Class A	—	—
Class I	(3,277,887)	(5,082,786)
Net increase (decrease) resulting from capital transactions	(206,806)	6,358,827
Total increase (decrease) in net assets	3,764,261	8,692,915
Net Assets:
Beginning of period	57,739,068	49,046,153
End of period	$61,503,329	$57,739,068
Capital Share Transactions:
Shares sold:
Class A	320	940
Class I	265,564	1,042,833
Shares reinvested:
Class A	—	1
Class I	—	1,480
Shares repurchased:
Class A	—	—
Class I	(293,359)	(466,008)
Net increase (decrease) in capital share transactions	(27,475)	579,246
See accompanying Notes to Financial Statements.

First Trust Hedged Strategies Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended September 30, 2025 (Unaudited)

Increase (Decrease) in Cash
Cash flows provided by (used in) operating activities:
Net increase in net assets from operations	$3,971,067
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of Underlying Funds	(1,000,000)
Sales of Underlying Funds	750,000
Change in short-term investments, net	(185,617)
Net realized (gain) loss	(144,519)
Net change in unrealized appreciation/depreciation	(4,335,304)
(Increase)/Decrease in operating assets:
Underlying Funds paid in advance	1,000,000
Redemptions from Underlying Funds	210,681
Dividends and interest	3,076
Prepaid expenses	(74,085)
Increase/(Decrease) in operating liabilities:
Distribution fees – Class I (Note 3)	32,163
Tax service fees	406
Shareholder reporting fees	22,267
Audit fees	(32,148)
Legal fees	5,005
Investment Management Fees	(38,316)
Pricing expense	15,025
Fund services expense	244
Interest payable	(1,031)
Chief Compliance Officer fees	363
Distribution fees – Class A (Note 3)	65
Trustees’ fees and expenses	(66)
Accrued other expenses	4,042
Net cash used in operating activities	203,318
Cash flows provided by (used in) financing activities:
Proceeds from shares sold	3,074,569
Redemption of shares	(3,277,887)
Net cash provided by financing activities	(203,318)
Net Increase (Decrease) in Cash	—
Cash:
Beginning of period balances:
Cash	—
Total beginning of period balances	—
End of period balances:
Cash	—
Total end of period balances	$—
Supplemental disclosure of non-cash activities:
Reinvested dividends	$—
Supplemental disclosure of non-cash activities:
Interest paid	$16,084
See accompanying Notes to Financial Statements.

First Trust Hedged Strategies Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Period July 3, 2023* Through March 31, 2024
Net asset value, beginning of period	$11.07	$10.68	$10.00
Income (loss) from Investment Operations:
Net investment income (loss)1	(0.14)	(0.26)	(0.26)
Net realized and unrealized gain (loss) on investments	0.88	0.80	1.09
Total from investment operations	0.74	0.54	0.83
Less Distributions:
From net investment income	—	(0.02)	(0.15)
From net realized gain	—	(0.13)	—
Total from distributions	—	(0.15)	(0.15)
Net asset value, end of period	$11.81	$11.07	$10.68
Total return2	6.68%	5.58%	7.87%3
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16	$12	$1
Ratio of expenses to average net assets:4,5
Before fees waived and expenses absorbed	3.24%	3.49%	5.62%6
After fees waived and expenses absorbed	2.50%	2.52%	3.57%6
Ratio of net investment income (loss) to average net assets:4,7
Before fees waived and expenses absorbed	(3.16)%	(3.32)%	(5.52)%6
After fees waived and expenses absorbed	(2.42)%	(2.35)%	(3.47)%6
Portfolio turnover rate	1%	13%	7%3

* Commencement of operations of Class A Shares.
1 Based on average shares outstanding for the period.
2 Total returns would have been lower had expenses not been waived or absorbed by the Investment Adviser. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3 Not Annualized.
4 Ratios do not reflect the Fund’s proportionate share of the expenses of the investment funds.
5 If interest expense had been excluded, the expense ratios would have been lowered by 0.05% and 0.07%, for the six months ended September 30, 2025 and for the year ended March 31, 2025, respectively. For the period ended March 31, 2024, the ratios would have been lowered by 0.22%.
6 Annualized.
7 Ratios do not reflect the Fund’s proportionate share of the income and expenses of the investment funds.
See accompanying Notes to Financial Statements.

First Trust Hedged Strategies Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Period July 3, 2023* Through March 31, 2024
Net asset value, beginning of period	$11.14	$10.65	$10.00
Income (loss) from Investment Operations:
Net investment income (loss)1	(0.10)	(0.18)	(0.21)
Net realized and unrealized gain (loss) on investments	0.89	0.85	1.04
Total from investment operations	0.79	0.67	0.83
Less Distributions:
From net investment income	—	(0.05)	(0.18)
From net realized gain	—	(0.13)	—
Total from distributions	—	(0.18)	(0.18)
Net asset value, end of period	$11.93	$11.14	$10.65
Total return2	7.09%	6.34%	8.42%3
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$61,487	$57,728	$49,045
Ratio of expenses to average net assets:4,5
Before fees waived and expenses absorbed	2.49%	2.74%	4.87%6
After fees waived and expenses absorbed	1.75%	1.77%	2.82%6
Ratio of net investment income (loss) to average net assets:4,7
Before fees waived and expenses absorbed	(2.41)%	(2.57)%	(4.76)%6
After fees waived and expenses absorbed	(1.67)%	(1.60)%	(2.71)%6
Portfolio turnover rate	1%	13%	7%3

* Commencement of operations of Class I Shares.
1 Based on average shares outstanding for the period.
2 Total returns would have been lower had expenses not been waived or absorbed by the Investment Adviser. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3 Not Annualized.
4 Ratios do not reflect the Fund’s proportionate share of the expenses of the investment funds.
5 Annualized.
6 If interest expense had been excluded, the expense ratios would have been lowered by 0.05% and 0.07%, for the six months ended September 30, 2025 for the year ended March 31, 2025, respectively . For the period ended March 31, 2024, the ratios would have been lowered by 0.22%.
7 Ratios do not reflect the Fund’s proportionate share of the income and expenses of the investment funds.
See accompanying Notes to Financial Statements.

First Trust Hedged Strategies Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)

Note 1 — Organization
First Trust Hedged Strategies Fund (the “Fund”), is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund operates as an interval fund. The Fund operates under an Agreement and Declaration of Trust dated March 22, 2023 (the “Declaration of Trust”). First Trust Capital Management L.P. serves as the investment adviser (the “Investment Adviser”) of the Fund. The Investment Adviser is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund has elected to be treated as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund currently offers two separate Classes of shares of beneficial interest (the “Shares”) in Class I Shares and Class A Shares.
The Fund’s investment objective is to seek to achieve long-term capital appreciation. The Fund seeks to invest primarily in private investment funds, or commonly known as “hedge funds” (“Underlying Funds”), managed by multiple third-party investment managers (“Underlying Managers”) that employ a variety of alternative investment strategies. Because Underlying Funds following alternative investment strategies (whether hedged or not) are often described as “hedge funds,” the investment program of the Fund can be referred to as a fund of hedge funds.
The Fund commenced its public offering of both Class I and Class A Shares on July 3, 2023. The Shares are generally offered for purchase on any business day, which is any day the New York Stock Exchange is open for business, in each case subject to any applicable sales charges and other fees, as described herein. The Shares are issued at net asset value (“NAV”) per Share. No holder of Shares (each, a “Shareholder”) has the right to require the Fund to redeem its Shares.
The Shares of each Class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Fund’s Board of Trustees (the “Board” and the members thereof, “Trustees”). Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains and losses on investments are allocated to each Class of Shares in proportion to their relative Shares outstanding. Shareholders of a Class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights with respect to that distribution plan.
Simultaneous with the commencement of the Fund’s operations on July 3, 2023 (“Commencement of Operations”), the Passport Select: Model Class of FT Alternative Platform I LLC (the “Predecessor Fund”) reorganized with and transferred substantially all its assets into the Fund in exchange for shares of the Fund’s Class I Shares. The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate share net asset value as noted below:
	Shares Issued	Net Assets
Class I	3,682,676	$36,826,763
For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value, however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to Shareholders for tax purposes. The Predecessor Fund maintained an investment objective, strategies and investment policies, guidelines and restrictions that are, in all material respects, equivalent to those of the Fund. The Predecessor Fund shared the same Investment Adviser and portfolio managers as the Fund.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies.

First Trust Hedged Strategies Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

Note 2 — Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
(a) Valuation of Investments
UMB Fund Services, Inc. (“UMBFS”), the Fund’s administrator, calculates the Fund’s NAV as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).
For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Adviser as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.
As a general matter, the fair value of the Fund’s interest in an Underlying Fund (i.e., generally a private fund that is excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) will represent the amount that the Fund could reasonably expect to receive from the Underlying Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Valuation Designee believes to be reliable. The Valuation Designee will determine the fair value of such Underlying Fund based on the most recent final or estimated value reported by the Underlying Fund, as well as any other relevant information available at the time the Valuation Designee values its portfolio. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the Underlying Manager of an Underlying Fund.
Between the periodic valuation periods, the NAVs of such Underlying Funds are adjusted daily based on the total return that each Underlying Fund is estimated by the Valuation Designee to generate during the period. The Valuation Designee monitors these estimates regularly and updates them as necessary if macro or individual Underlying Fund changes warrant any adjustments, subject to the review and supervision of the Board.

First Trust Hedged Strategies Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the Underlying Manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with GAAP and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Underlying Fund. In other cases, as when an Underlying Fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in Underlying Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the Underlying Fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.
Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in Underlying Funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular Underlying Fund under consideration.
Debt securities will generally be valued using a third-party pricing system, agent or dealer selected by the Valuation Designee, which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading units. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuations are determined by the Valuation Designee to represent fair value.
Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.
Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments of the Valuation Designee (in reliance on the Underlying Funds and/or their administrators) regarding appropriate valuations should prove incorrect.
(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income and expense is recorded net of applicable withholding taxes on the ex-dividend date and interest income and expense, including where applicable, accretion of discount and amortization of premium on investments, is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.
(c) Federal Income Taxes
The Fund intends to continue to comply with the requirements of Subchapter M of the Code applicable to RICs and to distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net

First Trust Hedged Strategies Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

long-term capital loss) and 90% of its tax-exempt income, if any, for the year. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.
ASC 740, Income Taxes (“ASC 740”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
ASC 740 requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. For the period from the Commencement of Operations through March 31, 2024, for the year ended March 31, 2025, and for the six months ended September 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(d) Distributions to Shareholders
The Fund intends to pay distributions at least annually on the Shares in amounts representing substantially all of the net investment income and net capital gains, if any, earned each year (the “Distribution Policy”). The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.
For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date. If, for any distribution, available cash is less than the amount of this predetermined dividend rate, then assets of the Fund will be sold and such disposition may generate additional taxable income. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as the remaining net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess amount distributed would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Payments in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the Shares. After such adjusted tax basis is reduced to zero, the payment would constitute capital gain (assuming the Shares are held as capital assets). This Distribution Policy may, under certain circumstances, have certain adverse consequences to the Fund and its Shareholders because it may result in a return of capital resulting in less of a Shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The Distribution Policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gains.
A Shareholder whose Shares are registered in its own name will automatically be a participant under the Fund’s dividend reinvestment program (the “DRIP”). Unless a Shareholder elects to receive income dividends and/or capital gains distributions in cash by contacting UMBFS, all income dividends and/or capital gains distributions declared on Shares will be automatically reinvested in full and fractional Shares at the Fund’s then current NAV.

First Trust Hedged Strategies Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

(e) Segments
The Fund has adopted Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280)  — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance and has discrete financial information available. The Fund’s President acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. The total return and performance is reflected within the accompanying Financial Highlights. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Note 3 — Investment Advisory and Other Agreements and Activity with Affiliates
The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Adviser. Pursuant to the Investment Management Agreement, the Fund pays the Investment Adviser a monthly fee equal to 1.05% on an annualized basis of the Fund’s average daily net assets during the month (the “Investment Management Fee”), subject to certain adjustments.
The Investment Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Adviser has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), in the amount necessary to ensure that Total Annual Expenses of the Fund (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization and extraordinary expenses (such as litigation expenses)) do not exceed 2.45% and 1.70% of the average daily net assets of Class A Shares and Class I Shares, respectively (the “Expense Limit”) for a term ending May 31, 2026. The Expense Limitation and Reimbursement Agreement may not be terminated before that date by the Investment Adviser. After that date, the Expense Limitation and Reimbursement Agreement may be terminated by the Fund or the Investment Adviser upon 30 days’ written notice. Unless it is terminated, the Expense Limitation and Reimbursement Agreement automatically renews from year to year. Because taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 2.45% and 1.70% for the Class A Shares and Class I Shares, respectively. For a period not to exceed three years from the date on which a Waiver is made, the Investment Adviser may recoup amounts waived or assumed, provided it is able to affect such recoupment and remain in compliance with the Expense Limit in effect at the time of the Waiver and the Expense Limit at the time of the recoupment.
For the six months ended September 30, 2025, the Investment Adviser has waived $216,739 in Investment Management Fees. At September 30, 2025, the amount of these potentially recoverable expenses was $1,396,386. The Investment Adviser may recapture all or a portion of this amount no later than March 31st of the year stated below:

First Trust Hedged Strategies Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

2027	$665,665
2028	513,982
2029	216,739
Total	$1,396,386
Pursuant to exemptive relief from the SEC, the Fund has adopted a distribution and service plan for Class A and Class I Shares (the “Distribution and Service Plan”). The Fund may pay a distribution and servicing fee (the “Distribution and Servicing Fee”) of up to 1.00% and 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Class A and Class I Shares, respectively, to qualified recipients. Payment of the Distribution and Servicing Fee is governed by the Distribution and Service Plan for Class A and Class I Shares which, pursuant to the conditions of the exemptive order issued by the SEC, has been adopted by the Fund with respect to the applicable Class in compliance with Rule 12b-1 under the Investment Company Act. Pursuant to the Distribution and Service Plan, the Fund paid $74, and $73,145 as a Distribution and Servicing Fee for Class A Shares and Class I Shares, respectively, as reported on the Statement of Operations.
First Trust Portfolios L.P., an affiliate of the Investment Adviser, currently serves as the Fund’s distributor. UMBFS serves as the Fund’s fund accountant, transfer agent and administrator; and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.
A trustee and certain officers of the Fund are employees of UMBFS. The Fund does not compensate Trustees and officers affiliated with UMBFS or the Investment Adviser. For the six months ended September 30, 2025, the Fund’s fees incurred for Trustees are reported on the Statement of Operations.
Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s fees incurred for CCO services for the six months ended September 30, 2025 are reported on the Statement of Operations.
Note 4 — Federal Income Taxes
The Fund has elected to be treated and intends to continue to qualify as a RIC for federal income tax purposes. As a RIC, the Fund will generally not be subject to federal corporate income tax, provided that it distributes substantially all of its income and gains each year.
At September 30, 2025, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes, were as follows:
Cost of investments	$62,817,466
Gross unrealized appreciation	$12,151,432
Gross unrealized depreciation	(13,689,395)
Net unrealized appreciation (depreciation) on investments	$(1,537,963)
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in securities transactions.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the tax period ended September 30, 2025, permanent differences in book and tax accounting have been reclassified as follows:
Increase (Decrease)
Paid-in Capital	Total Distributable Earnings
$54,938	$(54,938)

First Trust Hedged Strategies Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

As of September 30, 2025, accumulated earnings (deficit) on a tax basis were as the components of follows:
Undistributed ordinary income	$1,251,091
Undistributed long-term capital gains	532,421
Tax accumulated earnings	1,783,512
Accumulated capital and other losses	—
Net unrealized appreciation on investments	(1,537,963)
Total accumulated earnings (deficit)	$245,549
The tax character of distributions paid during the tax years ended September 30, 2025 and September 30, 2024 were as follows:
Distribution paid from:	2025	2024
Ordinary income	$255,545	$788,695
Net long-term capital gains	652,660	—
Total taxable distributions	$908,205	$788,695
As of September 30, 2025, the Fund had no short-term or long-term capital loss carryovers.
As of September 30, 2025, the Fund had qualified late-year ordinary losses of deferred until fiscal year 2026 for tax purposes.
Note 5 — Investment Transactions
For the six months ended September 30, 2025, purchases and sales of investments, excluding short-term investments, were $1,000,000 and $750,000, respectively.
Note 6 — Indemnifications
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.
Note 7 — Repurchase of Shares
The Fund intends to provide a limited degree of liquidity to the Shareholders by conducting repurchase offers quarterly with a valuation date on or about January 5, April 5, July 5 and October 5 of each year. In each repurchase offer, the Fund may offer to repurchase its Shares at their NAV as determined as of approximately January 5, April 5, July 5 and October 5, of each year, as applicable (each such date, a “Valuation Date”). Each repurchase offer is expected to be for no less than 5% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund.
If Shareholders tender for repurchase more than the repurchase offer amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2% of the outstanding Shares of the Fund on the repurchase request deadline. If the Fund determines not to repurchase more than the repurchase offer amount, or if Shareholders tender Shares in an amount exceeding the repurchase offer amount plus 2% of the outstanding Shares on the repurchase request deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all Shares tendered for repurchase by Shareholders who own less than $1,000 worth of Shares

First Trust Hedged Strategies Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

and who tender all of their Shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of Shares tendered in connection with required minimum distributions from an Individual Retirement Account (IRA) or other qualified retirement plan. It is the Shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan.
The results of the repurchase offers conducted for the six months ended September 30, 2025, are as follows:
	Repurchase Offer	Repurchase Offer
Commencement Date	March 7, 2025	June 6, 2025
Repurchase Request Date	April 7, 2025	July 7, 2025
Repurchase Pricing Date	April 7, 2025	July 7, 2025
Net Asset Value as of Repurchase Pricing Date
Class A Shares	$10.75	$11.42
Class I Shares	$10.82	$11.51
Amount Repurchased
Class A Shares	$—	$—
Class I Shares	$1,547,364	$1,730,523
Percentage of Outstanding Shares Repurchased
Class A Shares	—%	—%
Class I Shares	2.74%	2.91%
Note 8 — Fair Value Measurements and Disclosure
ASC 820, Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement.
Under ASC 820, various inputs are used in determining the value of inputs are summarized into three broad levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

First Trust Hedged Strategies Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.
In accordance with ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments valued at the NAV as a practical expedient in accordance with GAAP are not included in the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2025:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Private Investment Vehicles	$—	$—	$59,235,277	$59,235,277
Short-Term Investments	2,044,226	—	—	2,044,226
Total Investments	$2,044,226	$—	$59,235,277	$61,279,503
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
Private Investment Vehicles
Balance as of March 31, 2025	$54,505,454
Transfers into Level 3	—
Transfers out Level 3	—
Total gains (losses) for the period	4,479,823
Purchases	1,000,000
Sales	(750,000)
Balance as of September 30, 2025	$59,235,277
Change in unrealized gains (losses) for the period for assets held at the end of the reporting period	$4,335,304
The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2025:
Investments	Fair Value	Valuation Technique(s)	Unobservable Inputs	Range of Input	Weighted Average	Impact on Valuation from an Increase in Input
Private Investment Vehicles	$59,235,277	Adjusted Net Asset Value	Reported Net Asset/Fair Value Adjustments	N/A	N/A	Increase
Note 9 — Credit Agreement
The Fund, as the borrower, has entered into a credit agreement, as amended (the “Credit Agreement”), with TriState Capital Bank as the lender. The Credit Agreement provides for borrowings on a committed basis in an aggregate principal amount up to $4,000,000, which amount may be increased from time to

First Trust Hedged Strategies Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

time upon mutual agreement by the parties. The expiration date of the Credit Agreement is October 14, 2025. In connection with the Credit Agreement, the Fund has made certain customary representations and warranties and is required to comply with various customary covenants, reporting requirements and other requirements including maintaining a loan to value ratio of 3 to 1 at any time. The Credit Agreement contains events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the lender may declare the outstanding advances and all other obligations under the Credit Agreement immediately due and payable. The Fund’s obligations to the lender under the Credit Agreement are secured by a first-priority security interest in substantially all of the assets of the Fund.
The average interest rate, average daily loan balance, maximum outstanding and amount recorded as interest expense for the nineteen (19) days the Fund had outstanding borrowings were 7.45%, $584,211, $1,000,000, and $15,053, respectively. As of September 30, 2025 the Fund had no outstanding borrowings and $2,014 in interest payable on prior borrowings.
Note 10 — Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Investment Company Act. As of September 30, 2025, the Shareholders listed in the table immediately below held, for the benefit of their customers, the following percentages of the outstanding Shares of the Fund:
Beneficial Owner	% of Outstanding Shares of the Fund
Charles Schwab & Co.	90.3%
The Fund has no knowledge as to whether all or any portion of the Shares owned of record are also owned beneficially.
Note 11 — Risk Factors
An investment in the Fund involves various risks. The Fund allocates assets to Underlying Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults.
No guarantee or representation is made that the investment program will be successful.
Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability, recessions or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

First Trust Hedged Strategies Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

Note 12 — Events Subsequent to the Period End
In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein.
There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

First Trust Hedged Strategies Fund
FUND INFORMATION
September 30, 2025 (Unaudited)

	TICKER	CUSIP
First Trust Hedged Strategies Fund – Class A Shares	HDGAX	336935101
First Trust Hedged Strategies Fund – Class I Shares	HFLEX	336935200
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or without charge and upon request by calling the Fund at (877)-779-1999.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877)-779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the SEC website at www.sec.gov.
First Trust Hedged Strategies Fund
235 West Galena Street
Milwaukee, WI 53212
Toll Free: (877) 779-1999

First Trust Hedged Strategies Fund
PRIVACY POLICY
(Unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•
Social Security number

•
Account balances

•
Account transactions

•
Transaction history

•
Wire transfer instructions

•
Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-844-440-4450

First Trust Hedged Strategies Fund
PRIVACY POLICY — Continued
(Unaudited)

What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?
We collect your personal information, for example, when you
•
Open an account

•
Provide account information

•
Give us your contact information

•
Make a wire transfer

•
Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•
Sharing for affiliates’ everyday business purposes-information about your creditworthiness

•
Affiliates from using your information to market to you

•
Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include companies such as First Trust Capital Management L.P.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

(b)	Registrant has included in its Rule 30e-3(c) notice only the disclosures specified by Rule 30e-3(c)(1) and (2). Therefore, Registrant has not included a copy of the notice herewith.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	There are no changes to the Portfolio Managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recent annual report on form N-CSR.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)	Not applicable.

(b)	Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Not applicable

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) There were no written solicitations.

(a)(5) There is no change to the registrant’s independent public accountant.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Hedged Strategies Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 5, 2025

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	December 5, 2025

* Print the name and title of each signing officer under his or her signature.